REVENUE AND SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
REVENUE AND SEGMENT INFORMATION

12. REVENUE AND SEGMENT INFORMATION

The Company has three reportable segments:

1.	Professional solution services — delivery of accounting and auditing, company secretarial, and financial and compliance advisory services;

2.	Nursing solution services — delivery of temporary healthcare services to institutional clients, including social service organizations and nursing home and individuals; and

3.	Logistics and other solution services — delivery of logistic and warehouse human resources solution services to corporate customers.

Corporate and unallocated — included in Corporate and unallocated are operating expenses that are not directly allocated to the individual business units. These expenses primarily consist of operating lease cost, certain staff costs, and other various general and administrative expenses.

Segment information for the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025 is presented below. The management does not manage the assets on a segment basis, therefore segment assets are not presented below.

	Year ended December 31, 2023
	Professional solution services	Nursing solution services	Logistics and other solution services	Corporate and unallocated	Total
	HKD	HKD	HKD	HKD	HKD
Revenue	15,622,419	13,804,675	14,698,534	—	44,125,628
Cost of revenue	6,263,560	11,644,923	12,950,306	—	30,858,789
Gross profit	9,358,859	2,159,752	1,748,228	—	13,266,839
Operating expenses
General and administrative	4,315,297	443,600	517,960	762,725	6,039,582
Selling and marketing	—	—	—	165,145	165,145
Total operating expenses	4,315,297	443,600	517,960	927,870	6,204,727
Income (loss) from operations	5,043,562	1,716,152	1,230,268	(927,870)	7,062,112
Other income (expense)
Government subsidies	—	—	—	145,610	145,610
Interest income	—	—	—	3,042	3,042
Interest expense	—	—	—	(195,143)	(195,143)
Total other income (expense)	—	—	—	(46,491)	(46,491)
Income (loss) before provision for income taxes	5,043,562	1,716,152	1,230,268	(974,361)	7,015,621

	Six months ended June 30, 2024
	Professional solution services	Nursing solution services	Logistics and other solution services	Corporate and unallocated	Total
	HKD	HKD	HKD	HKD	HKD
Revenue	7,868,086	5,285,598	11,665,857	—	24,819,541
Cost of revenue	3,431,043	4,715,252	9,664,406	—	17,810,701
Gross profit	4,437,043	570,346	2,001,451	—	7,008,840
Operating expenses
General and administrative	2,001,807	242,240	251,780	276,103	2,771,930
Selling and marketing	—	—	—	103,097	103,097
Total operating expenses	2,001,807	242,240	251,780	379,200	2,875,027
Income (loss) from operations	2,435,236	328,106	1,749,671	(379,200)	4,133,813
Other income (expense)
Interest income	—	—	—	13,410	13,410
Interest expense	—	—	—	(135,887)	(135,887)
Other miscellaneous income	—	—	—	31,025	31,025
Total other income (expense)	—	—	—	(91,452)	(91,452)
Income (loss) before provision for income taxes	2,435,236	328,106	1,749,671	(470,652)	4,042,361

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. REVENUE AND SEGMENT INFORMATION (cont.)

	Year ended June 30, 2025
	Professional solution services	Nursing solution services	Logistics and other solution services	Corporate and unallocated	Total
	HKD	HKD	HKD	HKD	HKD
Revenue	17,289,597	34,959,797	31,299,498	—	83,548,892
Cost of revenue	12,316,004	30,530,380	27,907,413	—	70,753,797
Gross profit	4,973,593	4,429,417	3,392,085	—	12,795,095
Operating expenses
General and administrative	4,380,532	1,103,350	1,065,860	14,081,978	20,631,720
Selling and marketing	—	—	—	681,941	681,941
Total operating expenses	4,380,532	1,103,350	1,065,860	14,763,919	21,313,661
Income (loss) from operations	593,061	3,326,067	2,326,225	(14,763,919)	(8,518,566)
Other income (expense)
Interest income	—	—	—	20,897	20,897
Interest expense	—	—	—	(294,634)	(294,634)
Other miscellaneous income	—	—	—	1,041,992	1,041,992
Total other income	—	—	—	768,255	768,255
Income (loss) before provision for income taxes	593,061	3,326,067	2,326,225	(13,995,664)	(7,750,311)
Income (loss) before provision for income taxes (US$)	76,033	426,419	298,234	(1,794,317)	(993,631)

The Company’s assets, including non-current assets are located in Hong Kong, and are used to generate the Company’s various revenue streams that are all sourced in Hong Kong.